Dunebridge Revolving Credit Facility - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Jun. 30, 2020
Disclosure Of Dunebridge Revolving Credit Facility [Line Items]
Description of financial ratios		Under the Dunebridge RCF, permitted distributions to third parties (which include dividends) are subject to the Company having a net debt to EBITDA ratio of less than or equal to 1.75:1. Net debt is equal to total debt, less cash and cash equivalents. The aggregate amount of all distributions paid during the rolling four quarters up to and including the date of such distribution does not exceed 25% of free cash flows (“FCF”) during such period. FCF is defined as EBITDA minus, without duplication, (a) capital expenditures, (b) cash taxes, (c) any applicable standby fee, other fees or finance costs payable to the finance parties in connection with the Dunebridge RCF, (d) interest expenses and (e) any indebtedness (including mandatory prepayments) permitted under the existing agreement. Also, the available liquidity after payment of a distribution must be greater than or equal to US$60 million for distributions paid during a quarter ending March 31, or US$50 million for other quarters, where the aggregate amount of the all advances outstanding does not exceed US$10 million.
Revolving Credit Facility1 [Member]
Disclosure Of Dunebridge Revolving Credit Facility [Line Items]
Percentage of commitment fee	1.00%
Revolving Credit Facility1 [Member] | Top of range [member]
Disclosure Of Dunebridge Revolving Credit Facility [Line Items]
Borrowings			$ 50
Dunebridge Worldwide LTD [Member] | Revolving Credit Facility1 [Member]
Disclosure Of Dunebridge Revolving Credit Facility [Line Items]
Borrowings	$ 25
Borrowings, interest rate	5.00%
Dividends recognised as distributon	$ 50
Aggregate amount of the all advances outstanding	10
Dunebridge Worldwide LTD [Member] | Revolving Credit Facility1 [Member] | Top of range [member]
Disclosure Of Dunebridge Revolving Credit Facility [Line Items]
Available liquidity after payment of distributions	$ 60